[Sutherland Asbill & Brennan LLP letterhead]

November 5, 2004

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:

Ameristock Mutual Fund, Inc.

File Nos. 033-98276 and 811-09090

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective November 1, 2004, do not differ from those filed in the Post-Effective Amendment No. 12 on October 28, 2004, which was filed electronically.

If you have any questions regarding this letter, please call the undersigned at (202) 383-0590, or Eric C. Freed of our firm at (212) 389-5055.

Very truly yours,

/s/ W. Thomas Conner____

W. Thomas Conner

cc:

Howard Mah

Eric C. Freed